Basis of Presentation - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Basis of presentation [line items]
Proportion of ownership interest in subsidiary	100.00%
Wheaton Precious Metals International Ltd [member]
Basis of presentation [line items]
Proportion of ownership interest in subsidiary	100.00%
Wheaton Precious Metals (Cayman) Co [member]
Basis of presentation [line items]
Proportion of ownership interest in subsidiary	100.00%
Silver Wheaton Luxembourg S.a.r.l [member]
Basis of presentation [line items]
Proportion of ownership interest in subsidiary	100.00%